Operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total cost
Costs of goods sold [Line items]
General and administrative expenses	€ 11,113	€ 7,522	€ 4,226
Research and development	5,834	3,066	2,375
Clinical expenses	9,547	4,316	2,881
Manufacturing expenses	5,042	3,802	1,812
Quality assurance and regulatory expense	1,822	1,474	928
Patents fees & related expenses	1,062	379	602
Therapy development expenses	3,599	1,864	902
Other operating expenses/(income)	(880)	(1,032)	(367)
For the year ended	37,139	21,391	13,359
Capitalized
Costs of goods sold [Line items]
Research and development	(3,481)	(2,593)	(1,745)
Clinical expenses	(6,841)	(3,263)	(2,033)
Manufacturing expenses	(282)	(3,342)	(1,323)
Quality assurance and regulatory expense	(359)	(1,247)	(701)
Patents fees & related expenses		(256)	(335)
Other operating expenses/(income)	615	573	493
For the year ended	(10,348)	(10,128)	(5,644)
Operating expenses
Costs of goods sold [Line items]
General and administrative expenses	11,113	7,522	4,226
Research and development	2,353	473	630
Clinical expenses	2,706	1,053	848
Manufacturing expenses	4,760	460	489
Quality assurance and regulatory expense	1,463	227	227
Patents fees & related expenses	1,062	123	267
Therapy development expenses	3,599	1,864	902
Other operating expenses/(income)	(265)	(459)	126
For the year ended	€ 26,791	€ 11,263	€ 7,715